Employee Benefit Plans - Summary of Total PRSUs Activity (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)		0
PRSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	27,699,171
Non-vested (in shares)	27,699,171